SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - Schedule of Financial Expense, Net - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Expense, Net [Line Items]
Change in fair value of financial liabilities measured at fair value	$ (1,064)	$ 0	$ (919)	$ (3)	$ 86	$ (1,017)
Issuance costs	52	44	52	47	3	84
Loss upon entering Transactions	4,783	0	4,783	0
Interest income	0	(42)	(25)	(120)	(153)	(114)
Foreign currency exchange loss (income), net	48	69	196	520	453	650
Other	3	1	5	5	6	1
Total financial expense (income), net	$ 3,822	$ 72	$ 4,092	$ 449	$ 395	$ (396)